Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Ordinary shares, par value	$ 0.10	$ 0.10
Ordinary shares, shares authorized	499,580,000	499,580,000
Ordinary shares, shares issued	159,167,942	133,860,445
Ordinary shares, shares outstanding	158,826,297	133,518,800